Warrants	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Warrants	Warrants
The outstanding Public and Private Warrants as of March 31, 2022 amount to 30,735,950 (30,735,950 as of March 31, 2021, and nil as of March 31, 2020) with a fair value of EUR12.1 million (EUR31.0 million as of March 31, 2021, and nil as of March 31, 2020). There were no Warrants exercised during the financial year ended March 31, 2022, whereas there were 114,024 Public Warrants exercised at a price of USD11.50 and at a 1:1 equivalent to ordinary shares, during the financial year ended March 31, 2021.
The Group has employed a Black-Scholes pricing model to estimate the fair value of the Private Warrants issued on August 28, 2020, notably the fair value of the call option inherent in the Private Warrants, using as key inputs the Group’s share price, risk-free rate, implied Public Warrant volatility, the warrants’ maturity, and the Public Warrants’ market price.

	For the financial year ended March 31
Number of warrants	2022	2021	2020
Opening balance as of April 1	30,735,950	—	—
Issuance of warrants	—	30,849,974	—
Exercises of warrants	—	(114,024)	—
Closing balance as of March 31	30,735,950	30,735,950	—

(EUR thousand)	For the financial year ended March 31
Warrant liabilities	2022	2021	2020
Opening balance as of April 1	30,979	—	—
Issuance of warrants	—	20,196	—
Exercises of warrants	—	(73)	—
Change in fair value of warrants	(18,928)	10,856	—
Closing balance as of March 31	12,051	30,979	—

Please refer to Note 5, and Note 42 for further details.